Shareholders' Equity - Schedule of Shared - Based Payments to Employees (Details) - Restricted Stock Units (RSUs) [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of share-based payment awards, Outstanding at beginning of year | shares	5,221,394
Weighted average exercise price, Outstanding at beginning of year | $ / shares	$ 13.34
Changes during the year:
Number of share-based payment awards, Granted | shares	535,460
Weighted average exercise price, Granted | $ / shares	$ 8.38
Exercised | shares	(936,383)
Exercised | $ / shares	$ 1.76
Number of share-based payment awards, Forfeited | shares	(372,595)
Weighted average exercise price, Forfeited | $ / shares	$ 20.17
Number of share-based payment awards, Outstanding at end of year | shares	4,447,876
Weighted average exercise price, Outstanding at end of year | $ / shares	$ 14.63
Number of share-based payment awards, Aggregate intrinsic value | $	$ 3,462
Weighted average exercise price, Aggregate intrinsic value | $
Number of share-based payment awards, Exercisable at end of year | shares	3,365,089
Weighted average exercise price, Exercisable at end of year | $ / shares	$ 13.99
Number of share-based payment awards, Aggregate intrinsic value | $	$ 3,462